HSBC Investor NY Tax-Free MMKT Fund
RISK/RETURN
The Performance Table on page seven of the Prospectus relating to the HSBC Investor New York Tax-Free Money Market Fund (the “Fund”) is deleted and replaced with the following:
Average Annual Total Returns^ (for the periods ended December 31, 2010)
Average Annual Total Returns HSBC Investor NY Tax-Free MMKT Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
A Shares	[1]	0.01%	1.47%	1.27%	1.93%		Nov 17, 1994
B Shares	[1][2]				0.89%		Apr 29, 1998
C Shares	[1][2]				0.77%		Mar 19, 2001
D Shares	[1]	0.01%	1.57%	1.40%	1.66%		Apr 1, 1999
E Shares	[1][3]
Y Shares	[1]	0.02%	1.74%	1.61%	2.11%		Jul 1, 1996
Lipper NY Tax-Exempt Money Market Funds Average	[1]	0.03%	1.59%	1.40%	2.04%	[4]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one- time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class B and Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year annual return and 7-day yield information is not provided because there were no Class B or Class C shareholders as of December 31, 2010.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2010.
[4]	Since November 30, 1994.

HSBC Investor Growth Fund
RISK/RETURN
The Expense Example on page four of the Prospectus relating to the HSBC Investor Growth Fund is deleted and replaced with the following:
Expense Example HSBC Investor Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	616	890	1,185	2,020
B Shares	598	841	1,111	2,042
C Shares	298	641	1,111	2,410
I Shares	97	333	587	1,316

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	198	641	1,111	2,042
C Shares	198	641	1,111	2,410

HSBC Investor Opportunity Fund
RISK/RETURN
The Expense Example on page ten of the Prospectus relating to the HSBC Investor Opportunity Fund is deleted and replaced with the following:
Expense Example HSBC Investor Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	659	1,078	1,521	2,748
B Shares	643	1,034	1,452	2,774
C Shares	343	834	1,452	3,117

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	243	834	1,452	2,774
C Shares	243	834	1,452	3,117

Aggressive Strategy Fund
RISK/RETURN
The Expense Example on page four of the Prospectus relating to the Aggressive Strategy Fund is deleted and replaced with the following:
Expense Example Aggressive Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	678	1,148	1,645	3,006
B Shares	662	1,107	1,577	3,033
C Shares	362	907	1,577	3,367

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Aggressive Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	262	907	1,577	3,033
C Shares	262	907	1,577	3,367

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 8, 2011
Registrant Name	dei_EntityRegistrantName	HSBC INVESTOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 8, 2011
Prospectus Date	rr_ProspectusDate	Apr 8, 2011
HSBC Investor NY Tax-Free MMKT Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Performance Table on page seven of the Prospectus relating to the HSBC Investor New York Tax-Free Money Market Fund (the “Fund”) is deleted and replaced with the following:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
HSBC Investor NY Tax-Free MMKT Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.47%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1994	[1]
HSBC Investor NY Tax-Free MMKT Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[1],[2]
5 Years	rr_AverageAnnualReturnYear05		[1],[2]
10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 1998	[1],[2]
HSBC Investor NY Tax-Free MMKT Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[1],[2]
5 Years	rr_AverageAnnualReturnYear05		[1],[2]
10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001	[1],[2]
HSBC Investor NY Tax-Free MMKT Fund | D Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1999	[1]
HSBC Investor NY Tax-Free MMKT Fund | E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[1],[3]
5 Years	rr_AverageAnnualReturnYear05		[1],[3]
10 Years	rr_AverageAnnualReturnYear10		[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[3]
HSBC Investor NY Tax-Free MMKT Fund | Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.74%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.61%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1996	[1]
HSBC Investor NY Tax-Free MMKT Fund | Lipper NY Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.59%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[1],[4]
HSBC Investor Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Expense Example [Heading]	rr_ExpenseExampleHeading	The Expense Example on page four of the Prospectus relating to the HSBC Investor Growth Fund is deleted and replaced with the following:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
HSBC Investor Growth Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,020
HSBC Investor Growth Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
HSBC Investor Growth Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	598
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
HSBC Investor Growth Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
HSBC Investor Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Expense Example [Heading]	rr_ExpenseExampleHeading	The Expense Example on page ten of the Prospectus relating to the HSBC Investor Opportunity Fund is deleted and replaced with the following:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
HSBC Investor Opportunity Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,078
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,748
HSBC Investor Opportunity Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,034
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,774
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	834
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,452
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,774
HSBC Investor Opportunity Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	834
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,117
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	834
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,452
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,117
Aggressive Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Expense Example [Heading]	rr_ExpenseExampleHeading	The Expense Example on page four of the Prospectus relating to the Aggressive Strategy Fund is deleted and replaced with the following:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Aggressive Strategy Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,006
Aggressive Strategy Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,107
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,033
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,577
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,033
Aggressive Strategy Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	362
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,367
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,577
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,367

[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one- time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class B and Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year annual return and 7-day yield information is not provided because there were no Class B or Class C shareholders as of December 31, 2010.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2010.
[4]	Since November 30, 1994.